Schedule of carrying amounts of right of use assets presented within property, plant and equipment (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Balance	$ 472,478	$ 616,773	$ 501,807	$ 655,059
Depreciation	(23,051)	(30,091)	(29,329)	(38,286)
Disposal	(1,049)	(1,369)
Balance	$ 448,378	585,313	$ 472,478	616,773
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance		589,002		608,856
Depreciation		(19,854)		(19,854)
Disposal
Balance		569,148		589,002
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Balance		27,771		46,203
Depreciation		(10,237)		(18,432)
Disposal		(1,369)
Balance		$ 16,165		$ 27,771